Redeemable Convertible Preferred Stock (Details)	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Nov. 05, 2018 shares
Class of Stock [Line Items]
Shares issued outstanding before closing (in shares)	0	0	0	6,585,881
Shares issued outstanding before closing (in shares)				6,585,881
Class A common stock, issued (in shares)	137,706,596	69,242,940		39,923,611
Preferred Stock Series A-1
Class of Stock [Line Items]
Shares issued outstanding before closing (in shares)				4,526,703
Shares issued outstanding before closing (in shares)				4,526,703
Exchange ratio (in dollars per share)				6.062
Class A common stock, issued (in shares)				27,440,874
Preferred Stock Series A-2
Class of Stock [Line Items]
Shares issued outstanding before closing (in shares)				55,135
Shares issued outstanding before closing (in shares)				55,135
Exchange ratio (in dollars per share)				6.062
Class A common stock, issued (in shares)				334,228
Preferred Stock Series A-3
Class of Stock [Line Items]
Shares issued outstanding before closing (in shares)				2,004,043
Shares issued outstanding before closing (in shares)				2,004,043
Exchange ratio (in dollars per share)				6.062
Class A common stock, issued (in shares)				12,148,509